Income Tax Benefit/(Expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Unused tax losses
Potential tax benefit at local tax rates	$ 111,841		$ 111,283
Other temporary differences
Potential tax benefit at local tax rates	11,924		11,046
Other tax credits
Potential tax benefit at local tax rates	3,220		3,220
Deferred tax assets not brought to account	$ 126,985	$ 125,500	$ 125,549